Risk management (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of the Positions of the Derivative Financial Instruments Held by the Company
A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of December 31, 2019 , as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

	Statement of Financial Position
	Notional value				Fair value Asset Position (Liability)		Maturity
	12.31.2019		12.31.2018		12.31.2019	12.31.2018
Derivatives not designated for hedge accounting
Future contracts - total (*)		(10,383)		(14,043)	(28)	108

Long position/Crude oil and oil products		9,865		40,017	—	—	2020
Short position/Crude oil and oil products		(20,248)		(54,060)	—	—	2020
Forward contracts
Long position/Foreign currency forwards (BRL/USD) (**)	US$	273	US$	137	—	(2)	2020
Short position/Foreign currency forwards (BRL/USD) (**)	US$	0	US$	92	—	(1)	2020
Long position/Foreign currency forwards (EUR/USD) (**)	EUR	2245	EUR	3000	(45)	(123)	2020
Long position/Foreign currency forwards (GPB/USD) (**)	GBP	505	GBP	450	11	(11)	2020
Short position/Foreign currency forwards (GPB/USD) (**)	GBP	282	GPB	31	(14)	—	2020
Swap
Foreign currency / Cross-currency Swap (**)	GBP	700	GBP	700	32	1	2026
Foreign currency / Cross-currency Swap (**)	GBP	600	GBP	600	(50)	(70.5)	2034
Interest / Swap		3,008		—	6	—	2029/2034
Foreign currency / Cross-currency Swap (**)	US$	240		—	11	—	2024/2029

Total recognized in the Statement of Financial Position					(77)	(99)

(*)	Notional value in thousands of bbl.
(**)	Amounts in US$, GBP and EUR are presented in million.

Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instruments

	Gains/(losses) recognized in the statement of income			Gains/(losses) recognized in Shareholders’ Equity (*)
	2019	2018 Reclassified	2017 Reclassified	2019	2018 Reclassified	2017 Reclassified
	Jan-Dec	Jan-Dec	Jan-Dez	Jan-Dec	Jan-Dec	n/a
Commodity derivatives	(370)	(416)	(121)	—	—	—
Foreign currency derivatives	(166)	(370)	89	—	—	—
Interest rate derivatives	6	—	(9)	—	—	—

	(530)	(786)	(41)	—	—	—
Cash flow hedge on exports (**)	(3,136)	(3,315)	(3,154)	(5,060)	(5,635)	(5,635)

Total	(3,666)	(4,101)	(3,195)	(5,060)	(5,635)	(5,635)

(*)	Amounts recognized as other comprehensive income in the period.
(**)	Using non-derivative financial instruments as designated hedging instruments, as set out in note 28.2.

	Guarantees given as collateral
	12.31.2019	12.31.2018
Commodity derivatives	57	(48)
Foreign currency derivatives	230	70

Total	287	22

Summary of Sensitivity Analysis of the Derivative Financial Instruments

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future contracts	Crude oil and oil products -price changes	—	(128)	(256)
Forward contracts	Foreign currency - depreciation BRL x USD	(3)	(68)	(136)

		(3)	(196)	(392)

(*)
The probable scenario was computed based on the following risks: oil and oil products prices: fair value at December 31, 2019; Real x U.S. Dollar - 1.2% depreciation of the Real. Source: Focus. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables, respectively.

Summary of Carrying Amounts, the Fair Value and Schedule of Expected Reclassifications

Present value of hedging instrument notional value at 12.31.2019
Hedging Instrument	HedgedTransactions	Nature of theRisk	Maturity Date	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion of non- derivative financial instruments cash flows	Foreign exchange gains and losses on a portion of highly probable future monthly ex p orts revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	January 2019 to December 2028	87,651	353,295

Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of January 1, 2019	66,168	256,390

Additional hedging relationships designated, designations revoked and hedging instruments re-designated	56,573	222,874
Exports affecting the statement of income	(9,247)	(36,560)
Principal repayments / amortization	(25,843)	(102,827)
Foreign exchange variation	—	13,418

Amounts designated as of December 31, 2019	87,651	353,295

Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2019	104,212	420,046

Schedule of Expected Reclassification of Cumulative Foreign Exchange Losses Recognized
A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of December 31, 2019 is set out below:

	Exchange rate	Tax effect	Total
Balance at January 1,2018	(14,508)	4,935	(9,573)

Recognized in Other comprehensive income	(8,950)	3,043	(5,907)
Reclassified to the statement of income - occurred exports	3,315	(1,127)	2,188

Balance at December 31, 2018	(20,143)	6,851	(13,292)

Recognized in Other comprehensive income	(3,510)	1,192	(2,318)
Reclassified to the statement of income - occurred exports	3,136	(1,066)	2,070

Balance at December 31, 2019	(20,517)	6,977	(13,540)

Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments

Financial Instruments	Exposure at 12.31.2019	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Assets	6,088		74	1,522	3,044
Liabilities	(92,470)	Dollar/Real	(1,130)	(23,094)	(46,188)
Exchange rate - Cross currency swap	(746)		(9)	(187)	(373)
Cash flow hedge on exports	87,651		1,072	21,913	43,826

	1,046		14	309	618
Assets	3	Euro/Real	—	1	2
Liabilities	(18)		—	(5)	(9)

	(15)		—	(4)	(7)
Assets	2,554	Euro/Dollar	(9)	639	1,277
Liabilities	(5,136)		19	(1,284)	(2,568)
Non Deliverable Forward (NDF)	2,524		(9)	631	1,262

	(58)		1	(14)	(29)
Assets	2	Pound Sterling/Real	—	1	1
Liabilities	(21)		—	(5)	(11)

	(19)		—	(4)	(10)
Assets	1,925	Pound Sterling /Dollar	(2)	481	963
Liabilities	(3,863)		5	(966)	(1,932)
Derivative - cross currency swap	1,718		(2)	429	859
Non Deliverable Forward (NDF)	216		—	54	108

	(4)		1	(2)	(2)

Total at December 31, 2019	950		16	285	570

Total at December 31, 2018	848		6	210	422

(*)
On December 31, 2019, the probable scenario was computed based on the following risks: R$ x U.S. Dollar—a 1.2% depreciation of the Real; Iene x Dollar: a 0.4% depreciation of the Iene; Euro x U.S. Dollar: a 0.4% depreciation of the Euro; Pound Sterling x U.S. Dollar: a 0.12% depreciation of the Pound Sterling; Real x Euro: a 0.9% depreciation of the Real; and Real x Pound Sterling—a 1.1% depreciation of the Real . Source: Focus and Bloomberg.

Summary of Credit Quality of Cash and Cash Equivalents, and Marketable Securities
Credit quality of cash and cash equivalents, as well as marketable securities is based on external credit ratings provided by Standard & Poor’s, Moody’s and Fitch. The credit quality of those financial assets, that are neither past due nor considered to be credit impaired, are set out below:

	Cash and cash equivalents		Marketable securities
	2019	2018	2019	2018
AAA	—	—	—	1
AA	1,053	811	—	—
A	1,173	8,421	—	—
BBB	41	51	—	—
BB	3,591	2,599	838	—
B	2	2	—	—
AAA.br	80	706	33	1,077
AA.br	1,224	1,299	48	58
A.br	—	—	—	—
BB.br	—	—	—	—
Other ratings	208	10	27	—

	7,372	13,899	946	1,136

Summary of Maturity Schedule of the Company's Finance Debt
A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2020	2021	2022	2023	2024	2025 and thereafter	Balance at December 31, 2019	Balance at December 31, 2018
Principal	3,551	4,217	4,829	8,139	8,627	35,921	65,284	85,279
Interest	3,295	3,201	3,024	2,738	2,354	29,247	43,859	51,359

Total	6,846	7,418	7,853	10,877	10,981	65,168	109,143	136,638

Summary of Information Concerning the Insurance Coverage Outstanding
The main information concerning the insurance coverage outstanding at December 31, 2019 is set out below:

Assets	Types of coverage	Amount insured
Facilities, equipment inventory and products inventory	Fire, operational risks and engineering risks	140,248
Tankers and auxiliary vessels	Hulls	3,212
Fixed platforms, floating production systems and offshore drilling units	Oil risks	27,505

Total		170,965

Foreign Exchange Losses [Member]
Statement [LineItems]
Schedule of Expected Reclassification of Cumulative Foreign Exchange Losses Recognized
A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of December 31, 2019 is set out below:

	2019	2020	2021	2022	2023	2024	2025	2026 to 2028	Total
Expected realization	(4,673)	(4,495)	(4,851)	(3,131)	(1,925)	(505)	259	(1,196)	(20,517)